SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
SUBSEQUENT EVENTS (UNAUDITED) [Abstract]
SUBSEQUENT EVENTS (UNAUDITED)

NOTE 10 - SUBSEQUENT EVENTS

During July 2012, we issued shares of Class A Common Stock in the following transactions:

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5,255,431 shares of Class A Common Stock to various vendors for consulting services valued at $140,320.

On July 12, 2012, we issued a convertible promissory note in the original principal amount of $525,000 to JMJ Financial. The note bears interest at the rate of 5% per annum. All principle and accrued interest is due and payable under the note on January 12, 2014. The note is convertible into shares of Class A Common Stock at any time at the option of the holder. The conversion price is equal to 80% of the three lowest daily average trading prices of the Common Stock during the 15 trading days preceding any conversion. We received gross proceeds of $500,000, which was net of original issue discount of $25,000. We cannot prepay any part of the note without the prior consent of the holder. The note is subject to standard default provisions.

We also issued the holder a warrant to purchase 16,666,667 shares of Common Stock for $0.03 per share at any time until January 12, 2016. The warrant must be exercised for cash, unless after the earlier of (i) the six (6) month anniversary of the date of the Purchase Agreement and (ii) the completion of the then-applicable holding period required by Rule 144, there is no effective registration statement registering shares issuable upon exercise of the warrant, in which event the holder may exercise the warrant on a "cashless basis."

NOTE 15 - SUBSEQUENT EVENTS (UNAUDITED)

Since January 1, 2012, we issued two-year promissory notes with an aggregate principal amount of $400,000 to various investors. Interest accrues on the notes at the rate of 7% per year, and is payable monthly, except for notes issued to New Vision Financial, Ltd., which provide that interest is payable annually. Principal and interest due on the notes is convertible into shares of Class A Common Stock at the election of the holder at conversion prices ranging from $0.025 to $0.056 per share. The conversion price of the notes is set at the market price of the Class A Common Stock on the date of issuance. The notes mature at various dates ranging from January 9, 2014 to March 2, 2014.

Since January 1, 2012, we issued shares of Common Stock in the following transactions:

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55,488,052 shares of Class A Common Stock were issued upon conversion of notes payable with an aggregate principal amount of $2,698,039.

5,000,000 shares of Class A Common Stock valued at $320,000 were issued in payment of accounts payable.

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312,778 shares of Class A Common Stock valued at $12,511 were issued in payment of interest.

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5,000,000 shares of Class A Common Stock valued at $210,000 were issued in payment of prepaid rent.

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2,000,000 shares of Class A Common Stock valued at $65,667 were issued upon exercise of a Put under our Equity line.

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12,539,836 shares of Class A Common Stock to various vendors for consulting services valued at $635,320.

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93,312,521 shares of Class A Common Stock valued at $3,265,938 were issued in payment of compensation for 2012.

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40,903,885 shares of Class A Common Stock valued at $1,431,636 to various officers of Goldland (who are also our officers) to pay compensation due to them by Goldland for the 2012 fiscal year. The value of the shares will be applied to amounts that we owe Goldland under the above-described lease.

On March 30, 2012 we issued a convertible promissory note to an institutional investor in the original principal amount of $566,500. Our net proceeds were $500,000, after deducting original issue discount of $51,500 and attorney's fees and costs of the investor of $15,000. The note bears interest at 8% per annum, and is payable in twelve monthly installments beginning on October 1, 2012 and continuing for each of the next eleven calendar months. Each monthly payment will be equal to $47,208.33, plus any accrued and unpaid interest as of the installment date. Any installment payment may be either cash or shares of common stock, at our election, except that we may not pay less than six of the twelve installments in shares of common stock. Also, of the first six installment payments not less than three must be in shares of common stock, and of the last six installment payments not less than three must be in shares of common stock. If we make an installment payment in cash that we are required to make in shares of common stock, then we will be required to pay a 25% penalty on the amount of the installment payment. The note is convertible into shares of Class A Common Stock at $0.04 per share, subject to adjustment downward under certain circumstances defined in the note.